BOARD OF DIRECTORS - Directors Compensation (Details) - Dr Sijmen de Vries, CEO and Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Director Renumeration [Line Items]
Fixed remuneration	$ 694	$ 673	$ 636
Short-term variable: annual bonus	414	615	394
Share-based payments	987	1,371	1,221
Post-employment benefits	116	115	112
Other	35	35	34
Total	$ 2,246	$ 2,809	$ 2,396